UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                   811-21235

                      (Investment Company Act File Number)


                    Federated Premier Municipal Income Fund
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  11/30/07


                Date of Reporting Period:  Quarter ended 2/28/07







ITEM 1.     SCHEDULE OF INVESTMENTS




FEDERATED PREMIER MUNICIPAL INCOME FUND
PORTFOLIO OF INVESTMENTS
February 28, 2007 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                  MUNICIPAL BONDS--100.0%
                  ALABAMA--0.4%
  $   550,000     Courtland, AL IDB, PCR Refunding Bonds (Series 2005A), 5.00% (International Paper Co.), 6/1/2025    $      569,525
                  ARIZONA--1.5%
      500,000     Arizona Tourism & Sports Authority, Multipurpose Stadium Facilities Tax Revenue Bonds (Series              537,005
                  A), 5.00% (United States Treasury PRF 7/1/2013@100), 7/1/2024
      750,000     Tempe, AZ IDA, Senior Living Revenue  Bonds (Series A), 6.75% (Friendship Village of Tempe),               818,970
                  12/1/2030
      750,000     Verrado Community Facilities District No. 1, AZ, Revenue Bonds, 6.50%, 7/15/2027                           812,040
                      TOTAL                                                                                                2,168,015
                  ARKANSAS--0.8%
    1,000,000     Arkansas Development Finance Authority, Hospital Revenue Bonds (Series 2000), 7.375% (Washington         1,096,590
                  Regional Medical Center)/(United States Treasury PRF 2/1/2010@100)/(Original Issue Yield:
                  7.50%), 2/1/2029
                  CALIFORNIA--5.2%
    1,000,000     California State Department of Water Resources Power Supply Program, Power Supply Revenue Bonds          1,093,370
                  (Series A), 5.375% (United States Treasury PRF 5/1/2012@101)/(Original Issue Yield: 5.48%),
                  5/1/2022
    1,000,000     California State, Refunding UT GO Bonds, 5.25%, 2/1/2020                                                 1,076,800
    1,000,000     California State, UT GO Bonds, 5.25%, 10/1/2020                                                          1,065,130
      250,000     Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Revenue Bonds               286,520
                  (Series 2003A-1), 6.75% (Original Issue Yield: 7.00%), 6/1/2039
      750,000     Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Revenue Bonds (Series 2003A-             913,477
                  2), 7.90%, 6/1/2042
      500,000     La Verne, CA, Revenue COPs (Series 2003B), 6.625% (Brethren Hillcrest Homes)/(Original Issue               554,710
                  Yield: 6.70%), 2/15/2025
    1,000,000     Stockton, CA Public Financing Authority, Redevelopment Projects Revenue Bonds (Series 2006A),            1,077,550
                  5.25% (Radian Asset Assurance INS), 9/1/2031
    1,500,000     Upland, CA Public Financing Authority, Water System Improvement Lease Revenue Bonds (Issue of            1,584,330
                  2003), 5.00% (AMBAC INS), 10/1/2027
                      TOTAL                                                                                                7,651,887
                  COLORADO--5.5%
      725,000     Antelope Heights Metropolitan District, CO, LT GO Bonds, 8.00%, 12/1/2023                                  802,966
    1,000,000     Buckhorn Valley Metropolitan District No. 2, CO, LT GO Bonds, 7.00%, 12/1/2023                           1,021,930
      500,000     Colorado Educational & Cultural Facilities Authority, Revenue Refunding Bonds (Series A), 7.00%            560,025
                  (Denver Academy)/(Original Issue Yield: 7.25%), 11/1/2023
    1,000,000     Colorado Health Facilities Authority, Revenue Bonds (Series 2002A), 6.125% (Covenant Retirement          1,094,340
                  Communities, Inc.)/(Original Issue Yield: 6.40%), 12/1/2033
    2,000,000     Colorado Health Facilities Authority, Revenue Bonds (Series 2006A), 4.75% (Catholic Health               2,039,100
                  Initiatives)/(Original Issue Yield: 4.828%), 9/1/2040
      250,000     Conservatory Metropolitan District, CO, LT GO Bonds, 6.75%, 12/1/2034                                      270,435
      500,000     Conservatory Metropolitan District, CO, LT GO Bonds, 7.55%, 12/1/2032                                      563,170
    1,000,000     Denver, CO Health & Hospital Authority, Revenue Bonds, 6.25% (Original Issue Yield: 6.28%),              1,123,200
                  12/1/2033
      500,000     Southlands, CO Metropolitan District No. 1, LT GO Bonds (Series 2004), 7.00% (Original Issue               555,795
                  Yield: 7.05%), 12/1/2024
                      TOTAL                                                                                                8,030,961
                  CONNECTICUT--1.5%
    1,250,000     Connecticut State Development Authority, First Mortgage Gross Revenue Health Care Project Bonds          1,339,800
                  (Series 2003), 5.85% (Elim Park Baptist Home, Inc.)/(Original Issue Yield: 5.98%), 12/1/2033
      825,000     Connecticut State HEFA, Revenue Bonds (Series 2006B), 5.00% (Canterbury School)/                           869,649
                  (Radian Asset Assurance INS), 7/1/2036
                      TOTAL                                                                                                2,209,449
                  DISTRICT OF COLUMBIA--2.0%
    2,500,000     District of Columbia Tobacco Settlement Financing Corp., Asset Backed Revenue Bonds, 6.50%               2,979,425
                  (Original Issue Yield: 6.67%), 5/15/2033
                  FLORIDA--7.1%
      600,000     Broward County, FL Educational Facilities Authority, Educational Facilities Revenue Bonds                  644,412
                  (Series 2004B), 5.60% (Nova Southeastern University)/(Original Issue Yield: 5.625%), 4/1/2029
      400,000   1 Capital Trust Agency, FL, Revenue Bonds (Series 2003A), 8.95% (Seminole Tribe of Florida                   490,640
                  Convention and Resort Hotel Facilities)/(United States Treasury PRF 10/1/2012@102), 10/1/2033
    1,490,000     Citrus County, FL Hospital Board, Revenue Refunding Bonds, 6.375% (Citrus Memorial                       1,641,652
                  Hospital)/(Original Issue Yield: 6.50%), 8/15/2032
    1,290,000     Harbor Bay, FL Community Development District, Special Assessment Revenue Bonds, 6.75%, 5/1/2034         1,415,182
    2,000,000     Jacksonville, FL Sales Tax, Revenue Bonds (Series 2003), 5.00% (MBIA Insurance Corp. INS),               2,116,000
                  10/1/2024
      400,000     Midtown Miami, FL Community Development District, Special Assessment Bonds (Series 2004A),                 432,596
                  6.00%, 5/1/2024
      400,000     Orlando, FL Urban Community Development District, Capital Improvement Revenue Bonds, 6.25%,                431,604
                  5/1/2034
    1,000,000     South Lake County, FL Hospital District, Revenue Bonds, 6.625% (South Lake Hospital, Inc.),              1,134,010
                  10/1/2023
      500,000     Tuscany Reserve Community Development District, FL, Capital Improvement Revenue Bonds (Series              513,700
                  2005A), 5.55%, 5/1/2036
    1,045,000     Verandah West, FL Community Development District, Capital Improvement Revenue Bonds (Series              1,139,552
                  2003A), 6.625% (Original Issue Yield: 6.75%), 5/1/2033
      500,000     Winter Garden Village at Fowler Groves Community Development District, FL, Special Assessment              518,430
                  Bonds (Series 2006), 5.65%, 5/1/2037
                      TOTAL                                                                                               10,477,778
                  HAWAII--1.1%
    1,400,000     Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds (Series A), 8.00%             1,626,772
                  (Kahala Nui)/(Original Issue Yield: 8.175%), 11/15/2033
                  ILLINOIS--4.7%
      996,000     Antioch Village, IL Special Service Area No. 1, Special Tax Revenue Bonds, 6.625% (Deercrest             1,078,768
                  Project), 3/1/2033
    2,500,000     Chicago, IL Sales Tax, Revenue Bonds, 5.25% (FGIC INS)/(Original Issue Yield: 5.385%), 1/1/2028          2,589,375
    1,000,000     Chicago, IL Special Assessment, Improvement Revenue Bonds, 6.75% (Lakeshore East                         1,086,880
                  Project)/(Original Issue Yield: 6.769%), 12/1/2032
      420,000     DuPage County, IL, Special Tax Bonds (Series 2006), 5.625% (Naperville Campus LLC), 3/1/2036               441,025
    1,000,000     Illinois Educational Facilities Authority, Revenue Refunding Bonds (Series A), 5.70% (Augustana          1,059,300
                  College)/(Original Issue Yield: 5.90%), 10/1/2032
      625,000     Illinois Finance Authority, Revenue Bonds (Series 2005A), 6.00% (Landing at Plymouth                       669,069
                  Place)/(Original Issue Yield: 6.04%), 5/15/2037
                      TOTAL                                                                                                6,924,417
                  INDIANA--1.4%
    1,930,000     Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series 2005), 5.25%            2,034,683
                  (Baptist Homes of Indiana), 11/15/2035
                  KENTUCKY--1.1%
      325,000     Kentucky EDFA, Revenue Bonds (Series 2000A), 6.625% (Norton Healthcare, Inc.)/(Original Issue              359,765
                  Yield: 6.97%), 10/1/2028
    1,175,000     Kentucky EDFA, Revenue Bonds (Series 2000A), 6.625% (Norton Healthcare, Inc.)/(United States             1,299,432
                  Treasury PRF 10/1/2010@101)/(Original Issue Yield: 6.97%), 10/1/2028
                      TOTAL                                                                                                1,659,197
                  LOUISIANA--1.4%
    2,000,000     Louisiana State, Gasoline & Fuels Tax Revenue Bonds (Series 2006A), 4.75% (Louisiana State Gas &         2,069,060
                  Fuels)/(FSA INS), 5/1/2039
                  MARYLAND--0.2%
      300,000     Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2007A),             306,222
                  5.25% (King Farm Presbyterian Retirement Community), 1/1/2027
                  MASSACHUSETTS--2.2%
    1,000,000     Massachusetts HEFA, Revenue Bonds (Series 2003E), 6.75% (Jordan Hospital )/(Original Issue               1,108,420
                  Yield: 7.00%), 10/1/2033
    2,000,000     Massachusetts State Development Finance Agency, Revenue Bonds, 5.75% (Massachusetts College of           2,164,200
                  Pharmacy & Allied Health Sciences), 7/1/2033
                      TOTAL                                                                                                3,272,620
                  MICHIGAN--2.2%
    2,000,000     Cornell Township MI, Economic Development Corp., Refunding Revenue Bonds, 5.875% (MeadWestvaco           2,206,020
                  Corp.)/(United States Treasury PRF 5/1/2012@100), 5/1/2018
    1,000,000     Detroit, MI Sewage Disposal System, Refunding Senior Lien Revenue Bonds (Series 2003A), 5.00%            1,056,050
                  (FSA INS), 7/1/2024
                      TOTAL                                                                                                3,262,070
                  MINNESOTA--0.7%
      900,000     St. Paul, MN Port Authority, Hotel Facility Revenue Bonds (Series 2), 7.375% (Radisson Kellogg             970,956
                  Project)/(United States Treasury PRF 8/1/2008@103)/(Original Issue Yield: 7.50%), 8/1/2029
                  MISSISSIPPI--3.1%
    2,000,000     Lowndes County, MS Solid Waste Disposal, Refunding PCRBs (Series 1992B), 6.70% (Weyerhaeuser             2,432,440
                  Co.), 4/1/2022
    2,000,000     Mississippi Development Bank, Special Obligation Bonds (Series 2006A), 5.00% (Municipal Energy           2,111,300
                  Agency of Mississippi)/(XL Capital Assurance Inc. INS), 3/1/2041
                      TOTAL                                                                                                4,543,740
                  MISSOURI--0.4%
      500,000     Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds (Series 2003A),                529,500
                  5.50% (Branson, MO)/(Original Issue Yield: 5.56%), 12/1/2032
                  NEVADA--3.3%
      650,000   1 Director of the State of Nevada Department of Business and Industry, Revenue Bonds (Series                 690,410
                  2004A), 7.00% (Las Ventanas Retirement Community)/(Original Issue Yield: 7.125%), 11/15/2034
    2,000,000     Nevada State, COPs (Series 2004: Capitol Complex Building 1), 5.00% (FGIC INS), 4/1/2032                 2,099,680
    2,000,000     Truckee Meadows, NV Water Authority, Water Revenue Bonds (Series 2001A), 5.00% (United States            2,106,580
                  Treasury PRF 7/1/2011@100)/(Original Issue Yield: 5.36%), 7/1/2025
                      TOTAL                                                                                                4,896,670
                  NEW HAMPSHIRE--2.2%
    3,000,000     Manchester, NH School Facilities, Revenue Bonds, 5.50% (United States Treasury PRF                       3,292,020
                  6/1/2013@100), 6/1/2028
                  NEW JERSEY--2.0%
      200,000     New Jersey EDA, First Mortgage Refunding Revenue Bonds (Series 2006), 5.375% (Seashore Gardens             204,912
                  Living Center)/(Original Issue Yield: 5.40%), 11/1/2036
      500,000     New Jersey EDA, Revenue Bonds, (Series 2004), 5.75% (NJ Dedicated Cigarette Excise                         542,450
                  Tax)/(Original Issue Yield: 5.89%), 6/15/2029
      300,000     New Jersey EDA, Revenue Refunding Bonds (Series A), 5.80% (Winchester Gardens at Ward                      326,841
                  Homestead)/(Original Issue Yield: 5.82%), 11/1/2031
      600,000     New Jersey Health Care Facilities Financing Authority, Revenue Bonds, 6.50% (Pascack Valley                656,178
                  Hospital Association)/(Original Issue Yield: 6.72%), 7/1/2023
    1,000,000     New Jersey State Educational Facilities Authority, Revenue Bonds, Project C, 6.50% (Georgian             1,129,790
                  Court College), 7/1/2033
                      TOTAL                                                                                                2,860,171
                  NEW MEXICO--0.6%
      750,000 1,2 Jicarilla, NM Apache Nation, Revenue Bonds, 5.50%, 9/1/2023                                                816,105
                  NEW YORK--6.2%
      190,000     Amherst, NY IDA, Civic Facility Revenue Bonds (Series 2006A), 5.20% (Beechwood Health Care                 193,011
                  Center, Inc.), 1/1/2040
      750,000     Dutchess County, NY IDA, Civic Facility Revenue Bonds (Series 2004B), 7.50% (St. Francis                   837,817
                  Hospital and Health Centers), 3/1/2029
      750,000     Dutchess County, NY IDA, Revenue Bonds, 5.00% (Marist College)/(Original Issue Yield: 5.25%),              785,610
                  7/1/2022
    1,000,000     Metropolitan Transportation Authority, NY, MTA State Service Contract Revenue Refunding Bonds,           1,053,020
                  (Series A), 5.00% (New York State)/(FGIC INS)/(Original Issue Yield: 5.14%), 7/1/2022
    2,000,000     Metropolitan Transportation Authority, NY, Revenue Bonds (Series 2006A), 5.00% (MTA                      2,141,260
                  Transportation Revenue), 11/15/2031
      800,000   1 New York City, NY IDA, Liberty Revenue Bonds (Series A), 6.50% (7 World Trade Center LLC),                 853,224
                  3/1/2035
    1,000,000     New York City, NY IDA, PILOT Revenue Bonds (Series 2006), 4.75% (Yankee Stadium LLC)/(MBIA               1,035,680
                  Insurance Corp. INS), 3/1/2046
    2,000,000     New York State Dormitory Authority, Revenue Bonds (Series 2003A), 5.50% (Brooklyn Law                    2,165,880
                  School)/(Radian Asset Assurance INS), 7/1/2019
                      TOTAL                                                                                                9,065,502
                  NORTH CAROLINA--2.0%
    1,000,000     Haywood County, NC Industrial Facilities & PCFA, Refunding Revenue Bonds, 6.00% (Champion                1,011,480
                  International Corp.), 3/1/2020
    1,000,000     North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue Bonds (Series              1,067,720
                  2003C), 5.375% (Original Issue Yield: 5.57%), 1/1/2017
      800,000     North Carolina Medical Care Commission, Health Care Housing Revenue Bonds (Series 2004A), 5.80%            867,088
                  (Arc of North Carolina Projects), 10/1/2034
                      TOTAL                                                                                                2,946,288
                  NORTH DAKOTA--2.8%
    2,000,000     Fargo, ND, Health System Revenue Bonds (Series 2000A), 5.60% (Meritcare Obligated Group)/(FSA            2,114,920
                  INS)/(Original Issue Yield: 5.70%), 6/1/2021
    2,000,000     Ward County, ND Health Care Facility, Revenue Bonds (Series A), 6.25% (Trinity Obligated Group,          2,056,460
                  ND)/(United States Treasury PRF 7/1/2007@102)/(Original Issue Yield: 6.375%), 7/1/2026
                      TOTAL                                                                                                4,171,380
                  OHIO--0.7%
    1,000,000     Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2002A), 6.00%                  1,023,430
                  (Cleveland Electric Illuminating Co.), 12/1/2013
                  OREGON--0.4%
      500,000   1 Cow Creek Band of Umpqua Tribe of Indians, Tax-Exempt Tax Revenue Bonds (Series 2006C), 5.625%,            512,370
                  10/1/2026
                  PENNSYLVANIA--4.6%
    1,165,000     Allegheny County, PA  HDA, Health System Revenue Bonds (Series 2000B), 9.25% (West Penn                  1,379,430
                  Allegheny Health System)/(Original Issue Yield: 9.70%), 11/15/2030
      360,000     Cumberland County, PA  Municipal Authority, Retirement Community Revenue Bonds (Series 2002A),             421,398
                  7.25% (Wesley Affiliated Services, Inc. Obligated Group)/(United States Treasury PRF
                  1/1/2013@101)/(Original Issue Yield: 7.50%), 1/1/2035
      935,000     Cumberland County, PA  Municipal Authority, Retirement Community Revenue Bonds (Series 2002A),           1,111,088
                  7.25% (Wesley Affiliated Services, Inc. Obligated Group)/(United States Treasury PRF
                  1/1/2013@101)/(Original Issue Yield: 7.50%), 1/1/2035
    2,000,000     Montgomery County, PA  Higher Education & Health Authority Hospital, Revenue Bonds (Series               2,134,800
                  2006FF1), 5.00% (Dickinson College)/(CDC IXIS Financial Guaranty NA INS), 5/1/2031
      500,000     Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, (Series A), 6.00% (UPMC           541,190
                  Health System)/(Original Issue Yield: 6.16%), 1/15/2031
    1,000,000     Pennsylvania State Turnpike Commission, Oil Franchise Tax Revenue Bonds (Series 2003A), 5.25%            1,093,130
                  (United States Treasury PRF 12/1/2013@100), 12/1/2023
                      TOTAL                                                                                                6,681,036
                  SOUTH CAROLINA--6.1%
    1,000,000     Clemson University, SC, University Revenue Bonds, 5.00% (XL Capital Assurance Inc. INS),                 1,062,420
                  5/1/2023
    2,000,000     Kershaw County, SC Public Schools Foundation, Installment Purchase Revenue Bonds (Series 2006),          2,128,540
                  5.00% (Kershaw County, SC School District)/(CDC IXIS Financial Guaranty NA INS), 12/1/2029
    1,940,000     Myrtle Beach, SC, Hospitality Fee Revenue Bonds (Series 2004A), 5.375% (FGIC INS), 6/1/2023              2,121,817
    2,500,000     South Carolina Jobs-EDA, Health System Revenue Bonds (Series A), 5.625% (Bon Secours Health              2,675,200
                  System)/(Original Issue Yield: 5.84%), 11/15/2030
      950,000     South Carolina Jobs-EDA, Senior Lien Revenue Bonds (Series 2007A), 4.70% (Burroughs & Chapin               962,388
                  Multi-County Business Park)/(Radian Asset Assurance INS), 4/1/2035
                      TOTAL                                                                                                8,950,365
                  SOUTH DAKOTA--1.3%
    1,750,000     South Dakota State Health & Educational Authority, Revenue Bonds, 5.65% (Westhills Village               1,877,908
                  Retirement Community)/(Original Issue Yield: 5.75%), 9/1/2023
                  TENNESSEE--3.8%
    2,000,000     Johnson City, TN Health & Education Facilities Board, Hospital Revenue Refunding Bonds (Series           2,334,440
                  A), 7.50% (Mountain States Health Alliance), 7/1/2025
    1,535,000     Knox County, TN Health Education & Housing Facilities Board, Refunding Improvement Revenue Bonds         1,649,373
                  (Series 2003B), 5.75% (East Tennessee Children's Hospital)/(Original Issue Yield: 5.90%),
                  7/1/2033
    1,500,000     Knox County, TN Health Education & Housing Facilities Board, Revenue Bonds, 6.375% (Baptist              1,623,660
                  Health System of East Tennessee)/(Original Issue Yield: 6.50%), 4/15/2022
                      TOTAL                                                                                                5,607,473
                  TEXAS--11.0%
      600,000     Abilene, TX Health Facilities Development Corp., Retirement Facilities Revenue Bonds (Series               667,038
                  2003A), 7.00% (Sears Methodist Retirement )/(Original Issue Yield: 7.25%), 11/15/2033
      700,000     Decatur, TX Hospital Authority, Hospital Revenue Bonds (Series 2004A), 7.125% (Wise Regional               773,955
                  Health System), 9/1/2034
      385,000     HFDC of Central Texas, Inc., Retirement Facility Revenue Bonds (Series 2006A), 5.50% (Village at           398,729
                  Gleannloch Farms, Inc.), 2/15/2027
      585,000     HFDC of Central Texas, Inc., Retirement Facility Revenue Bonds (Series 2006A), 5.50% (Village at           602,170
                  Gleannloch Farms, Inc.), 2/15/2037
    1,400,000     Harlandale, TX ISD, UT GO School Building Bonds, 4.75% (PSFG GTD)/(Original Issue Yield: 4.80%),         1,443,036
                  8/15/2040
    2,500,000     Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2004A), 5.25%            2,702,125
                  (FGIC INS), 5/15/2023
      200,000     Matagorda County, TX Navigation District No. 1, COL Refunding Revenue Bonds, 5.60% (Centerpoint            213,298
                  Energy Houston Electric), 3/1/2027
    4,000,000     North Central Texas HFDC, Hospital Revenue Refunding Bonds (Series 2002), 5.25% (Children's              4,263,200
                  Medical Center of Dallas)/(AMBAC INS)/(Original Issue Yield: 5.35%), 8/15/2022
    1,350,000     North Central Texas HFDC, Retirement Facility Revenue Bonds (Series 1999), 7.50% (Northwest              1,501,551
                  Senior Housing Corp. Edgemere Project)/(United States Treasury PRF 11/15/2009@102)/(Original
                  Issue Yield: 7.75%), 11/15/2029
      500,000     Sabine River Authority, TX, PCR Refunding Bonds (Series 2001C), 5.20% (TXU Energy Co. LLC),                512,595
                  5/1/2028
    1,050,000     Sabine River Authority, TX, PCR Refunding Bonds (Series 2003B), 6.15% (TXU Energy Co. LLC),              1,132,856
                  8/1/2022
      335,000     Sabine River Authority, TX, Refunding PCRBs (Series 2003A), 5.80% (TXU Energy Co. LLC), 7/1/2022           354,648
      500,000     Tarrant County, TX Cultural Education Facilities Finance Corp., Revenue Bonds, (Series 2006A),             537,980
                  6.00% (Northwest Senior Housing Corp. Edgemere Project), 11/15/2036
    1,000,000     Tyler, TX Health Facilities Development Corp., Hospital Revenue Bonds, 5.75% (Mother Frances             1,069,940
                  Hospital )/(Original Issue Yield: 5.84%), 7/1/2027
                      TOTAL                                                                                               16,173,121
                  VIRGINIA--3.6%
    1,000,000     Broad Street CDA, VA, Revenue Bonds, 7.50% (Original Issue Yield: 7.625%), 6/1/2033                      1,137,070
    1,280,000     Hampton, VA Convention Center, Revenue Bonds, 5.125% (AMBAC INS), 1/15/2028                              1,352,192
    1,400,000     Peninsula Port Authority, VA, Residential Care Facility Revenue Bonds (Series 2003A), 7.375%             1,699,460
                  (Virginia Baptist Homes Obligated Group)/(United States Treasury PRF 12/1/2013@100)/(Original
                  Issue Yield: 7.625%), 12/1/2032
    1,000,000     Virginia Peninsula Port Authority, Coal Terminal Revenue Refunding Bonds (Series 2003), 6.00%            1,087,840
                  (Brinks Co. (The)), 4/1/2033
                      TOTAL                                                                                                5,276,562
                  WASHINGTON--2.8%
    1,910,000     King County, WA Public Hospital District No. 1, Refunding LT GO Bonds, 5.00% (FSA INS)/                  2,005,405
                  (Original Issue Yield: 5.17%), 12/1/2021
    2,000,000     Washington State, Various Purpose UT GO Bonds (Series 2002A), 5.00% (FSA INS)/                           2,083,740
                  (Original Issue Yield: 5.09%), 7/1/2022
                      TOTAL                                                                                                4,089,145
                  WISCONSIN--4.1%
    3,000,000     Wisconsin State HEFA, Health Facilities Revenue Bonds (Series A), 5.25% (Ministry Health                 3,176,610
                  Care)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 5.38%), 2/15/2032
      160,000     Wisconsin State HEFA, Revenue Bonds (Series 2004), 5.75% (Blood Center of Wisconsin,                       174,634
                  Inc.)/(Original Issue Yield: 5.82%), 6/1/2034
      500,000     Wisconsin State HEFA, Revenue Bonds, 6.50% (Tomah Memorial Hospital, Inc.)/(Original Issue                 531,360
                  Yield: 6.75%), 7/1/2023
      500,000     Wisconsin State HEFA, Revenue Bonds, 6.625% (Tomah Memorial Hospital, Inc.)/(Original Issue                531,100
                  Yield: 6.875%), 7/1/2028
    1,000,000     Wisconsin State HEFA, Revenue Bonds, 7.25% (Community Memorial Hospital)/(Original Issue Yield:          1,090,680
                  7.45%), 1/15/2033
      500,000     Wisconsin State HEFA, Revenue Bonds, (Series 2006A), 5.375% (Marshfield Clinic, WI), 2/15/2034             532,160
                      TOTAL                                                                                                6,036,544
                      TOTAL MUNICIPAL INVESTMENTS - 100.0%                                                               146,658,957
                      (IDENTIFIED COST $136,475,097)3
                      OTHER ASSETS AND LIABILITIES - NET                                                                   1,725,765
                      LIQUIDATION VALUE OF AUCTION PREFERRED SHARES                                                     (53,675,000)
                      TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                              $   94,709,722

At February 28, 2007, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2007, these restricted securities amounted to $3,362,749, which represented 2.3% of total market value.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At February 28, 2007, these liquid restricted securities amounted to $816,105, which represented 0.6% of total market value.

3 At February 28, 2007, the cost of investments for federal tax purposes was $136,474,458. The net unrealized appreciation of investments for federal tax purposes was $10,184,499. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $10,184,499.

Note: The categories of investments are shown as a percentage of total market value at February 28, 2007.

INVESTMENT VALUATION
Market values of the Funds' portfolio securities are determined as follows:

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Trustees may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are furnished by an independent pricing service and are based upon a valuation model incorporating underlying reference indexes, interest rates, yield curves and other market data or factors. Prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors;

   {circle}for investments in other open-end regulated investment companies, based on net asset value;

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

RESTRICTED SECURITIES

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at February 28, 2007, is as follows:

SECURITY                                           ACQUISITION  ACQUISITION
                                                   DATE         COST
Capital Trust Agency, FL, Revenue Bonds
(Series 2003A), 8.95%
(Seminole Tribe of Florida Convention and          5/9/2003     $400,000
Resort Hotel Facilities)/(United States
Treasury PRF 10/1/2012@102), 10/1/2033
Cow Creek Band of Umpqua Tribe of Indians,
Tax-Exempt Tax Revenue Bonds (Series 2006C),
5.625%, 10/1/2026                                   6/9/2006     $500,000
Director of the State of Nevada Department
of Business and Industry, Revenue Bonds
(Series 2004A), 7.00%   12/23/2004   $639,925
(Las Ventanas Retirement Community)/
(Original Issue Yield: 7.125%), 11/15/2034
New York City, NY IDA, Liberty Revenue Bonds
(Series A), 6.50% (7 World Trade Center LLC),
3/1/2035                                            3/15/2005    $800,000



The following acronyms are used throughout this portfolio:

 AMBAC --American Municipal Bond Assurance Corporation
 CDA   --Community Development Administration
 COL   --Collateralized
 COPs  --Certificates of Participation
 EDA   --Economic Development Authority
 EDFA  --Economic Development Finance Authority
 FGIC  --Financial Guaranty Insurance Company
 FSA   --Financial Security Assurance
 GO    --General Obligation
 GTD   --Guaranteed
 HDA   --Hospital Development Authority
 HEFA  --Health and Education Facilities Authority
 HFDC  --Health Facility Development Corporation
 IDA   --Industrial Development Authority
 IDB   --Industrial Development Bond
 INS   --Insured
 ISD   --Independent School District
 LT    --Limited Tax
 PCFA  --Pollution Control Financing Authority
 PCR   --Pollution Control Revenue
 PCRBs --Pollution Control Revenue Bonds
 PRF   --Prerefunded
 PSFG  --Permanent School Fund Guarantee
 UT    --Unlimited Tax







ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-
(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS




SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED PREMIER MUNICIPAL INCOME FUND

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        April 23, 2007

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE
            PRINCIPAL EXECUTIVE OFFICER

DATE        April 23, 2007


BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        April 23, 2007